Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2023 and 2022:

	As of December 31,
	2023		2022
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$1,150,000	$39,918	$1,727,500	$76,639
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$3,165,000	$90,696	$3,641,000	$135,354
Total derivative assets		$130,614		$211,993

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	As of December 31,
	2023		2022
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$3,590,000	$80,840	$—	$—
Total derivative liabilities		$80,840		$—
(a)The notional amount is excluded for interest rate contracts which are not yet effective.
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
(Loss) Gain
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$(123,587)	$176,709	$89,993
Derivative premium and amortization	9,579	4,777	3,437
Income tax effect	14,425	(22,686)	(11,679)
Net (loss) gain on derivatives, net of tax	$(99,583)	$158,800	$81,751

Derivative Instruments, Gain (Loss)
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2023, 2022 and 2021.

	Year Ended December 31,
	2023	2022	2021
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$(36,721)	$69,336	$19,718
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	97,788	17,909	(76,682)
Gain (loss) recognized in interest expense	$61,067	$87,245	$(56,964)